Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2019
Entity Registrant Name	TIAA-CREF FUNDS
Entity Central Index Key	0001084380
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 26, 2019
Document Effective Date	Oct. 01, 2019
Prospectus Date	Oct. 01, 2019